GOODWILL AND INTANGIBLE ASSETS	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
GOODWILL AND INTANGIBLE ASSETS
GOODWILL AND INTANGIBLE ASSETS

NOTE 6: GOODWILL AND INTANGIBLE ASSETS

The following is a summary of goodwill attributable to each business combination:

	June 30,	December 31,
	2023	2022
Bailey	$3,158,123	$3,158,123
Stateside	2,104,056	2,104,056
Sundry	3,711,322	3,711,322
	$8,973,501	$10,103,812

In connection with the H&J disposition, the Company derecognized $1,130,311 in goodwill.

The following table summarizes information relating to the Company’s identifiable intangible assets as of June 30, 2023:

	Gross	Accumulated	Carrying
	Amount	Amortization	Value
Amortized:
Customer relationships	$9,734,560	$(4,155,129)	$5,579,431
	$9,734,560	$(4,155,129)	$5,579,431

Indefinite-lived:
Brand name	$5,841,880	—	5,841,880
	$15,576,440	$(4,155,129)	$11,421,311

In connection with the H&J disposition, the Company derecognized $1,246,915 in intangible assets.

The Company recorded amortization expense of $804,924 and $537,812 during the three months ended June 30, 2023 and 2022, and $1,759,277 and $1,075,625 during the six months ended June 30, 2023 and 2022, respectively, which is included in general and administrative expenses in the consolidated statements of operations.

NOTE 6: GOODWILL AND INTANGIBLE ASSETS

Goodwill

The Company recorded goodwill from each of its business combinations. The following is a summary of goodwill by entity for the years ended December 31, 2022 and 2021:

	Bailey	Stateside	Sundry	Total
Balances at December 31, 2020	$6,479,218	$—	$—	$6,479,218
Business combination	—	2,104,056	—	2,104,056
Impairment	—	—	—	—
Balances at December 31, 2021	6,479,218	2,104,056	—	8,583,274
Business combination	—	—	3,711,322	3,711,322
Impairment	(3,321,095)	—	—	(3,321,095)
Balances at December 31, 2022	$3,158,123	$2,104,056	$3,711,322	$8,973,501

Refer to Note 3 for discussion on the goodwill impairment recorded in 2022.

As of December 31, 2022, there was approximately $3.2 million for Bailey in goodwill that relates to liabilities in excess of assets.

Intangible Assets

The following table summarizes information relating to the Company’s identifiable intangible assets as of December 31, 2022 and 2021:

	Gross	Accumulated	Carrying
December 31, 2022	Amount	Amortization	Value
Amortized:
Customer relationships	$9,734,560	(2,670,202)	$7,064,358
	9,734,560	(2,670,202)	7,064,358

Indefinite-lived:
Brand name	$5,841,880	—	5,841,880
	$15,576,440	$(2,670,202)	$12,906,238

	Gross	Accumulated	Carrying
December 31, 2021	Amount	Amortization	Value
Amortized:
Customer relationships	$4,736,080	(1,091,509)	$3,644,571
	4,736,080	(1,091,509)	3,644,571

Indefinite-lived:
Brand name	$5,618,560	—	5,618,560
	$10,354,640	$(1,091,509)	$9,263,131

Due to the effects of COVID-19 and revenue levels not recovering as quickly as anticipated and related uncertainty which affected Bailey’s results and near-term demand for its products, the Company determined that there were indications for further impairment analysis in both 2022 and 2021. Due to Harper’s revenue levels lower as compared to initial projects, the Company determined that there were indications for further impairment analysis in 2022. Refer to Note 3 for discussion on the intangible asset impairment recorded in 2022 and 2021.

Management determined circumstances existed that indicated the carrying value may not be recoverable. The impairment analysis was based on the relief from royalty method using projected revenue estimates and discounts rates believed to be appropriate. Fair value determinations require considerable judgment and are sensitive to changes in underlying assumptions, estimates and market factors. The discount rate, revenue assumptions and terminal growth rate of our reporting unit were the material assumptions utilized in the model used to estimate the fair value of the Bailey unit. The analysis requires estimates, assumptions and judgments about future events. Our analysis uses our internally generated long-range plan. The long-range plan reflects management judgment, which includes observation of expected industry trends.

The Company recorded amortization expense of $1,653,819 and $1,128,524 during the years ended December 31, 2022 and 2021, respectively, which is included in general and administrative expenses in the consolidated statements of operations.

Future amortization expense at December 31, 2022 is as follows:

Year Ending December 31,
2023	2,924,020
2024	2,474,178
2025	1,666,160
$7,064,358